STOCK OPTION PLANS (Details - Assumptions)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	0.00%	0.00%	0.00%	439.23%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	0.00%	0.00%	0.00%	1.21%
Expected term (in years)				5 years
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	144.81%	456.09%	144.81%	449.47%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	0.81%	0.35%	0.81%	0.91%
Expected term (in years)	5 years	5 years	5 years	5 years 9 months 29 days